schedule of accounts payable to related parties (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	€ 25,047	€ 10,027
OSR-SanRaffaeleHospital [Member]
Related Party Transaction [Line Items]
Total	25,047	4,085
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Total		€ 5,942